Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at
www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	4,163,605	991,479
	Ecolab Inc.	2,034,892	406,653
	Fastenal Co.	4,544,612	204,916
	FMC Corp.	1,026,493	108,716
^	International Flavors & Fragrances Inc.	423,304	51,834
	Albemarle Corp.	421,327	37,616
			1,801,214
Consumer Discretionary (22.6%)
*	Amazon.com Inc.	3,373,070	10,620,887
*	Tesla Inc.	5,905,867	2,533,676
	Home Depot Inc.	8,528,292	2,368,392
*	Netflix Inc.	3,393,980	1,697,092
	McDonald's Corp.	5,895,206	1,293,939
	Costco Wholesale Corp.	3,498,006	1,241,792
	NIKE Inc. Class B	9,862,614	1,238,153
	Lowe's Cos. Inc.	5,987,381	993,067
	Starbucks Corp.	9,261,460	795,745
*	Booking Holdings Inc.	324,422	554,982
	Activision Blizzard Inc.	6,115,163	495,022
	TJX Cos. Inc.	8,541,226	475,319
	Dollar General Corp.	1,972,990	413,578
	Estee Lauder Cos. Inc. Class A	1,602,634	349,775
*	Uber Technologies Inc.	9,025,446	329,248
*	Lululemon Athletica Inc.	939,414	309,415
*	Electronic Arts Inc.	2,288,003	298,378
*	Chipotle Mexican Grill Inc. Class A	221,575	275,575
*	O'Reilly Automotive Inc.	586,777	270,551
	Ross Stores Inc.	2,819,805	263,144
	Yum! Brands Inc.	2,387,865	218,012
*	AutoZone Inc.	185,068	217,944
	Hilton Worldwide Holdings Inc.	2,197,000	187,448
*	Copart Inc.	1,674,049	176,043
*	Trade Desk Inc. Class A	330,745	171,584
^,*	Wayfair Inc.	515,061	149,888
*	Take-Two Interactive Software Inc.	905,830	149,661
	Domino's Pizza Inc.	311,725	132,570
	Tractor Supply Co.	920,803	131,988
*	Carvana Co. Class A	550,112	122,708
*	NVR Inc.	27,876	113,821
	Expedia Group Inc.	1,075,115	98,577
*	Ulta Beauty Inc.	423,899	94,945
*	Dollar Tree Inc.	939,431	85,808
*	Peloton Interactive Inc. Class A	775,965	77,007

	Rollins Inc.	1,168,527	63,323
*	Live Nation Entertainment Inc.	1,118,786	60,280
^,*	DraftKings Inc. Class A	985,867	58,008
*	LKQ Corp.	2,049,074	56,821
	Tiffany & Co.	480,767	55,697
	Wynn Resorts Ltd.	768,964	55,219
*	Burlington Stores Inc.	262,107	54,018
*	Lyft Inc. Class A	1,802,114	49,648
	Sirius XM Holdings Inc.	8,595,458	46,072
	Vail Resorts Inc.	158,929	34,006
*	Chewy Inc. Class A	557,501	30,568
	Warner Music Group Corp. Class A	631,355	18,145
	Newell Brands Inc.	369	6
			29,527,545
Consumer Staples (1.3%)
	Colgate-Palmolive Co.	6,792,842	524,068
*	Monster Beverage Corp.	2,924,849	234,573
	McCormick & Co. Inc.	981,971	190,600
	Brown-Forman Corp. Class B	2,450,582	184,578
	Church & Dwight Co. Inc.	1,959,340	183,610
	Hershey Co.	1,167,867	167,402
	Clorox Co.	499,967	105,078
	Lamb Weston Holdings Inc.	1,151,259	76,294
			1,666,203
Energy (0.3%)
	Pioneer Natural Resources Co.	1,301,483	111,915
*	Cheniere Energy Inc.	1,798,626	83,222
	EOG Resources Inc.	2,304,945	82,840
	Concho Resources Inc.	1,558,409	68,757
	Hess Corp.	1,095,002	44,818
	Diamondback Energy Inc.	311,958	9,396
			400,948
Financials (2.8%)
	S&P Global Inc.	1,909,325	688,503
	Intercontinental Exchange Inc.	4,302,008	430,416
	Aon plc Class A	1,835,290	378,620
	Moody's Corp.	1,264,029	366,379
	Marsh & McLennan Cos. Inc.	2,005,207	229,997
	MSCI Inc. Class A	629,468	224,582
	IHS Markit Ltd.	2,829,364	222,133
	Arthur J Gallagher & Co.	1,516,957	160,160
	First Republic Bank	1,357,066	148,002
	Blackstone Group LP Class A	2,656,564	138,673
	MarketAxess Holdings Inc.	285,773	137,626
	Broadridge Financial Solutions Inc.	912,373	120,433
	FactSet Research Systems Inc.	301,016	100,804
*	SVB Financial Group	410,092	98,676
	Cboe Global Markets Inc.	861,337	75,574
*	Markel Corp.	51,861	50,497
	Interactive Brokers Group Inc.	587,464	28,392
	SEI Investments Co.	522,011	26,476
			3,625,943
Health Care (8.6%)
	Thermo Fisher Scientific Inc.	3,134,097	1,383,767
*	Intuitive Surgical Inc.	927,121	657,829
	Zoetis Inc.	3,764,362	622,513
*	Vertex Pharmaceuticals Inc.	2,063,586	561,543
	Stryker Corp.	2,678,191	558,055

Danaher Corp.	2,529,151	544,602
Bristol-Myers Squibb Co.	8,928,448	538,296
Becton Dickinson and Co.	2,296,486	534,346
* Regeneron Pharmaceuticals Inc.	786,864	440,471
* Boston Scientific Corp.	11,334,626	433,096
* Edwards Lifesciences Corp.	4,925,812	393,178
* Illumina Inc.	1,156,675	357,505
* DexCom Inc.	758,553	312,698
* Veeva Systems Inc. Class A	1,069,435	300,714
* Centene Corp.	4,590,870	267,785
* IDEXX Laboratories Inc.	673,851	264,898
Agilent Technologies Inc.	2,448,076	247,109
* IQVIA Holdings Inc.	1,515,416	238,875
ResMed Inc.	1,147,994	196,801
* Seattle Genetics Inc.	964,959	188,833
* Alexion Pharmaceuticals Inc.	1,649,589	188,762
* Align Technology Inc.	561,761	183,898
* Moderna Inc.	2,501,135	176,955
Cerner Corp.	2,419,407	174,899
Baxter International Inc.	2,005,325	161,268
West Pharmaceutical Services Inc.	585,186	160,868
Cooper Cos. Inc.	422,536	142,445
* Alnylam Pharmaceuticals Inc.	918,781	133,775
* Incyte Corp.	1,472,756	132,165
Teleflex Inc.	368,527	125,454
* Varian Medical Systems Inc.	720,460	123,919
* Exact Sciences Corp.	1,189,707	121,291
* BioMarin Pharmaceutical Inc.	1,436,747	109,308
* ABIOMED Inc.	356,891	98,880
* Teladoc Health Inc.	321,969	70,589
PPD Inc.	1,098,022	40,616
* GoodRx Holdings Inc. Class A	272,634	15,158
		11,203,164
Industrials (13.2%)
Visa Inc. Class A	12,912,499	2,582,112
Mastercard Inc. Class A	7,077,084	2,393,257
* PayPal Holdings Inc.	9,295,515	1,831,495
Accenture plc Class A	5,040,327	1,139,064
Union Pacific Corp.	5,378,156	1,058,798
Fidelity National Information Services Inc.	4,908,842	722,631
Lockheed Martin Corp.	1,882,483	721,518
Boeing Co.	4,248,287	702,072
* Square Inc.	2,941,628	478,162
United Parcel Service Inc. Class B	2,800,931	466,719
* Fiserv Inc.	4,509,535	464,708
Sherwin-Williams Co.	649,223	452,340
Automatic Data Processing Inc.	3,236,084	451,401
Global Payments Inc.	2,370,754	420,998
Verisk Analytics Inc. Class A	1,286,531	238,407
Cintas Corp.	696,982	231,977
Paychex Inc.	2,558,132	204,062
Rockwell Automation Inc.	918,777	202,756
* Mettler-Toledo International Inc.	189,926	183,421
AMETEK Inc.	1,819,265	180,835
* FleetCor Technologies Inc.	665,920	158,556
Old Dominion Freight Line Inc.	836,593	151,356
Equifax Inc.	962,262	150,979
* Keysight Technologies Inc.	1,485,485	146,736
Vulcan Materials Co.	1,049,328	142,226

	Kansas City Southern	747,477	135,166
	TransUnion	1,506,086	126,707
	Expeditors International of Washington Inc.	1,328,301	120,238
	Ball Corp.	1,293,624	107,526
	TransDigm Group Inc.	203,867	96,861
*	Trimble Inc.	1,982,344	96,540
*	Waters Corp.	490,611	96,003
	Wabtec Corp.	1,432,291	88,630
	JB Hunt Transport Services Inc.	668,711	84,512
	Xylem Inc.	712,437	59,930
	Martin Marietta Materials Inc.	246,503	58,017
	Masco Corp.	1,035,739	57,100
	HEICO Corp. Class A	575,667	51,039
	Jack Henry & Associates Inc.	303,606	49,363
	Cognex Corp.	651,211	42,394
	HEICO Corp.	322,099	33,711
^,*	Nikola Corp.	600,887	12,306
			17,192,629
Other (0.0%)
^,*	Snowflake Inc. Class A	218,503	54,844

Real Estate (3.2%)
	American Tower Corp.	3,514,197	849,487
	Crown Castle International Corp.	3,324,874	553,591
	Equinix Inc.	701,591	533,300
	Digital Realty Trust Inc.	2,131,141	312,766
	Prologis Inc.	2,923,854	294,198
	SBA Communications Corp. Class A	886,834	282,439
*	CoStar Group Inc.	311,884	264,637
	Public Storage	1,177,165	262,178
	Realty Income Corp.	2,733,570	166,064
	Alexandria Real Estate Equities Inc.	999,131	159,861
	Invitation Homes Inc.	4,440,823	124,299
	Sun Communities Inc.	778,575	109,475
*	CBRE Group Inc. Class A	1,260,936	59,226
*	Zillow Group Inc. Class C	573,861	58,299
	Extra Space Storage Inc.	510,967	54,668
	Mid-America Apartment Communities Inc.	452,735	52,495
	UDR Inc.	1,168,099	38,092
	Regency Centers Corp.	671,664	25,537
*	Zillow Group Inc. Class A	166,141	16,870
			4,217,482
Technology (45.0%)
	Apple Inc.	121,945,153	14,122,468
	Microsoft Corp.	59,955,061	12,610,348
*	Facebook Inc. Class A	19,048,055	4,988,686
*	Alphabet Inc. Class A	2,380,463	3,488,807
*	Alphabet Inc. Class C	2,246,768	3,301,850
	NVIDIA Corp.	4,643,820	2,513,328
*	Adobe Inc.	3,800,148	1,863,707
*	salesforce.com Inc.	6,781,307	1,704,278
	Broadcom Inc.	3,186,456	1,160,890
	Texas Instruments Inc.	7,256,631	1,036,174
*	Advanced Micro Devices Inc.	9,301,517	762,631
*	ServiceNow Inc.	1,519,546	736,980
*	Zoom Video Communications Inc. Class A	1,370,676	644,368
	Intuit Inc.	1,962,675	640,244
	Applied Materials Inc.	7,235,508	430,151

*	Micron Technology Inc.	8,801,932	413,339
*	Autodesk Inc.	1,736,602	401,172
	Lam Research Corp.	1,153,733	382,751
	Analog Devices Inc.	2,924,746	341,435
	Roper Technologies Inc.	829,600	327,783
*	DocuSign Inc. Class A	1,392,540	299,730
*	Workday Inc. Class A	1,378,530	296,563
*	Twilio Inc. Class A	1,093,458	270,183
*	Twitter Inc.	5,952,971	264,907
*	Synopsys Inc.	1,202,317	257,272
	Amphenol Corp. Class A	2,363,943	255,944
	KLA Corp.	1,231,644	238,619
*	Splunk Inc.	1,258,641	236,788
*	Cadence Design Systems Inc.	2,208,722	235,516
*	ANSYS Inc.	679,659	222,405
*	Match Group Inc.	1,956,975	216,539
*	Snap Inc.	8,155,664	212,944
	Marvell Technology Group Ltd.	5,272,541	209,320
	Microchip Technology Inc.	2,000,107	205,531
	Xilinx Inc.	1,935,571	201,764
*	Okta Inc.	920,098	196,763
	Skyworks Solutions Inc.	1,323,345	192,547
*	Palo Alto Networks Inc.	726,028	177,695
*	RingCentral Inc. Class A	619,131	170,020
*	VeriSign Inc.	773,409	158,433
*	Crowdstrike Holdings Inc. Class A	1,128,569	154,975
*	Pinterest Inc. Class A	3,665,835	152,169
	Maxim Integrated Products Inc.	2,112,892	142,853
*	Akamai Technologies Inc.	1,289,035	142,490
	Citrix Systems Inc.	978,676	134,773
*	Datadog Inc. Class A	1,278,214	130,582
*	Fortinet Inc.	1,089,773	128,386
*	Paycom Software Inc.	394,173	122,706
	SS&C Technologies Holdings Inc.	1,734,550	104,975
*	Black Knight Inc.	1,181,899	102,884
*	GoDaddy Inc. Class A	1,321,663	100,407
^,*	VMware Inc. Class A	628,062	90,234
*	Slack Technologies Inc. Class A	3,255,940	87,455
*	Arista Networks Inc.	421,635	87,249
*	Gartner Inc.	671,611	83,918
*	IAC/InterActiveCorp	631,871	75,685
*	Coupa Software Inc.	265,844	72,905
*	EPAM Systems Inc.	210,322	67,993
*	Tyler Technologies Inc.	159,392	55,558
*	IPG Photonics Corp.	274,252	46,615
*	Dropbox Inc. Class A	2,374,813	45,739
*	Zscaler Inc.	284,550	40,033
^,*	ZoomInfo Technologies Inc. Class A	531,470	22,848
*	Palantir Technologies Inc. Class A	30,918	294
*	Unity Software Inc.	2,971	259
			58,584,858
Telecommunications (1.2%)
*	Charter Communications Inc. Class A	1,136,320	709,450
	L3Harris Technologies Inc.	1,712,829	290,907
*	T-Mobile US Inc.	2,204,706	252,130
*	Roku Inc.	838,927	158,389
	Motorola Solutions Inc.	672,583	105,468

* Altice USA Inc. Class A			2,650,808	68,921
				1,585,265
Utilities (0.2%)
Waste Connections Inc.			2,082,827	216,198

Total Common Stocks (Cost $59,388,333)				130,076,293
	Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund	0.117%		3,707,581	370,758

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.095%	1/28/21	11,352	11,348
Total Temporary Cash Investments (Cost $382,027)				382,106
Total Investments (100.1%) (Cost $59,770,360)				130,458,399
Other Assets and Liabilities -Net (-0.1%)				(169,803)
Net Assets (100%)				130,288,596
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $134,733,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $136,844,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			December 2020	516	86,482	(506)

Over-the-Counter Total Return Swaps
			Floating
			Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Termination			Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa Inc. Class A	9/2/21	BOANA	94,336	(0.057)	—	(5,353)
Netflix Inc.	9/2/21	BOANA	52,956	(0.007)	—	(2,953)
					—	(8,306)

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA —Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund’s investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	130,076,293	—	—	130,076,293
Temporary Cash Investments	370,758	11,348	—	382,106
Total	130,447,051	11,348	—	130,458,399
Derivative Financial Instruments
Assets
Futures Contracts[1]	766	—	—	766
Liabilities
Futures Contracts[1]	111	—	—	111
Swap Contracts	—	8,306	—	8,306
Total	111	8,306	—	8,417
1 Represents variation margin on the last day of the reporting period.